Rule 497 Document

On behalf PIMCO All Asset All Authority Fund, PIMCO All Asset Fund, PIMCO Emerging Markets Corporate Bond Fund, PIMCO Emerging Markets Full Spectrum Bond Fund, PIMCO Global Advantage Strategy Bond Fund, PIMCO Income Fund, PIMCO Total Return Fund and PIMCO Unconstrained Bond Fund (the “Funds”), each a series of PIMCO Funds, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing information in interactive data format. The interactive data files included as exhibits to this filing relate to the form of supplements filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on August 31, 2017 (Accession No. 0001193125-17-273937), which are incorporated by reference into this Rule 497 Document.

Exhibit List

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document